Nature of business and organization (Details Narrative)														3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 17, 2022 shares	Jul. 25, 2022 USD ($) shares	Mar. 01, 2022 SGD ($)	Nov. 24, 2021 USD ($) $ / shares shares	Oct. 25, 2021 USD ($) shares	Aug. 01, 2021 SGD ($)	Jul. 31, 2021 USD ($) shares	Jul. 24, 2021 SGD ($)	Jun. 14, 2021 shares	Apr. 12, 2021 USD ($) shares	Feb. 05, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) shares	Jul. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Apr. 30, 2022	Dec. 31, 2021 shares	Aug. 03, 2021
Stock sold on transaction				$ 100
Cash														$ 265,852			$ 193,546		$ 300,000
Working capital							218,797								218,797	$ 4,100,000	1,408,615	$ 6,500,000
Share price | $ / shares																$ 16.50		$ 16.50
Transaction cost				5,876,815
Cash payments of underwriting commissions				1,725,000
Deferred underwriting commissions				3,018,750			$ 247,920								$ 247,920
Other offering costs				649,588
Purchase option fair value				483,477
Subscription of ordinary shares				25,000
Proceeds from sale of equity				87,114,830
Number of shares issued | shares	6,191,770	4,626,667					1,437,500
Number of shares issued for the period		$ 500,000					$ 25,000									$ 500,000	$ 86,250,000
Ordinary shares, outstanding | shares	1,500,000						2,156,250							2,448,500	2,156,250	20,191,770	2,448,500	20,191,770			9,333,333
Working deficit														$ 1,706,946			$ 1,408,615
Proceeds from IPO				87,114,830										$ 86,250,000			86,250,000
Founder Shares [Member]
Number of shares issued | shares									15,000
Underwriters [Member]
Deferred underwriting commissions				3,018,750
Sponsor [Member]
Number of shares issued | shares					718,750
Number of shares issued for the period					$ 12,500
Ordinary shares, outstanding | shares					2,156,250
Sponsor [Member] | Founder Shares [Member]
Number of shares issued | shares										1,437,500	1,437,500	1,437,500	1,437,500
Number of shares issued for the period										$ 25,000	$ 25,000	$ 25,000	$ 25,000
Share price | $ / shares											$ 0.017	$ 0.017	$ 0.017
Director [Member] | Founder Shares [Member]
Number of shares issued | shares									15,000
Other Investee [Member]
Ownership percentage														33.30%						33.30%
Other Investee [Member] | Chief Executive Officer [Member]
Ownership percentage														10.00%						10.00%
Kent Ridge Healthcare Singapore Private Limited [Member]
Ownership percentage								100.00%
Consideration								$ 1.0
E U D A Private Limited [Member]
Ownership percentage								100.00%								100.00%		100.00%
Consideration								$ 1.0
Super Gateway Group Limited [Member]
Ownership percentage						100.00%										100.00%		100.00%
Consideration						$ 1.0
Singapore Emergency Medical Assistance Private Limited [Member]
Ownership percentage			100.00%													100.00%		100.00%				100.00%
Consideration			$ 1.0
IPO [Member]
Stock sold on transaction				$ 86,250,000
Sale of stock, shares issued | shares				8,625,000
Share price | $ / shares				$ 10.00
Deferred underwriting commissions														$ 5,876,815			5,876,815
Other offering costs														649,588			649,588
Purchase option fair value														$ 483,477			$ 483,477
IPO [Member] | Underwriters [Member]
Stock sold on transaction				$ 86,250,000
Sale of stock, shares issued | shares				8,625,000
Share price | $ / shares				$ 10.00
Private Placement [Member]
Stock sold on transaction				$ 2,922,500
Sale of stock, shares issued | shares				292,250
Share price | $ / shares				$ 10.00
Unit Purchase Option [Member]
Stock sold on transaction				$ 100